Subsequent Event - Additional Information (Detail) - Events After Reporting Period [Member] $ in Millions	Jan. 31, 2019 USD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Payment to repurchase unsecured notes	$ 324
Cash payment to repurchase unsecured notes	$ 300